CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net of allowance for credit losses	$ 29,163	$ 37,215
Other current assets, net of allowance for credit losses	8,384	0
Other assets, net of allowance for credit losses	0	4,043
Accounts payable	40,321	41,728
Deferred revenue	12,390	16,975
Accrued liabilities and other current liabilities	25,326	30,539
Lease liabilities, current	1,661	2,151
Bank borrowings	38,406	44,283
Income tax payable	1,968	2,040
Lease liabilities, non current	1,231	1,380
Deferred tax liabilities	$ 1,111	$ 1,326
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000
Treasury shares	6,398,616	5,843,335
VIE
Accounts payable	$ 1,065	$ 2,008
Deferred revenue	0	29
Accrued liabilities and other current liabilities	646	861
Lease liabilities, current	64	111
Bank borrowings	1,951	1,590
Income tax payable	433	501
Lease liabilities, non current	48	24
Deferred tax liabilities	$ 26	$ 64
Class A ordinary shares
Ordinary shares, shares authorized	80,000,000	80,000,000
Ordinary shares, shares issued	44,477,356	43,736,801
Ordinary shares, shares outstanding	44,477,356	43,736,801
Class B ordinary shares
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	5,034,427	5,034,427
Ordinary shares, shares outstanding	5,034,427	5,034,427